Master Trust Financial Information - Schedule of Net Investment Gain (Details) - EBP 004 - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 2,203,624,755	$ 1,472,440,335
Dividends	47,578,687	43,720,429
Interest	147,291,305	147,579,436
Total net investment income	$ 2,398,494,747	$ 1,663,740,200